Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2012
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Long Short Momentum Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Long Short Momentum Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold
A-Class Shares, C-Class Shares or Institutional Class Shares of the Fund. You
may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim
Investments family of funds. More information about these and other discounts is available from your financial professional and under the "Sales Charges" section on page 297 of this Prospectus and in the "A-Class Shares - Initial Sales
Charges, Reductions, and Waivers" section beginning on page 108 of the Fund's
		Statement of Additional Information (the "SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 190% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be
		significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each day the Advisor, using a quantitative methodology, ranks approximately seventy different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may hedge broad market risk or sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, such as U.S. traded common stocks and
American Depositary Receipts ("ADRs"), but also may invest in derivative instruments, particularly when seeking "short" exposure, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different sectors or industries to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular sector, industry or company depending on market conditions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S.
government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular
		issuer in comparison to a diversified fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund's investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk - The Fund's investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Repurchase Agreement Risk - The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sector Risk - Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund's assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund's investments were more broadly diversified. While the Fund's sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Basic Materials Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector.
The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk - To the extent that the Fund's investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the financial services sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Real Estate Sector Risk - To the extent that the Fund's investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the
Fund's investments in REITs.

Technology Sector Risk - To the extent that the Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment
		objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the performance of the C-Class Shares of the Fund from year to year. The table below shows the average annual total returns of the
A-Class, C-Class Shares, and H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The
Fund's Institutional Class Shares are new and, thus, have no operating history.
Therefore, the returns of the Fund's H-Class Shares, which are not offered in this Prospectus, are shown in the table below. The Fund's Institutional Class
Shares would have annual returns substantially similar to those of H-Class
Shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Institutional Class Shares and H-Class Shares. If differences in expenses had been reflected, the returns shown would be higher. The variability of performance over time provides an indication of the risks of investing in the
Fund. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Prior to May 28, 2010, the Fund did not employ hedging as a technique to achieve its investment objective; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 may have differed had the Fund's current investment strategy been in effect during those periods.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Guggenheim Investments Client Services at
		800-820-0888.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-820-0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 2.26%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return quarter ended 9/30/2009) 15.68% (quarter ended 12/31/2008) -21.85%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement
		accounts.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2002
Average Annual Returns, Since Inception Secondary	ck0000899148_AverageAnnualReturnSinceInceptionSecondary	3.88%
Average Annual Returns, Inception Date Secondary	ck0000899148_AverageAnnualReturnInceptionDateSecondary	Mar. 31, 2004
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,347
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.29%)
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | A-Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.29%)
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | A-Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
5 Years	rr_AverageAnnualReturnYear05	(1.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	344
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,746
Annual Return 2003	rr_AnnualReturn2003	29.97%
Annual Return 2004	rr_AnnualReturn2004	9.44%
Annual Return 2005	rr_AnnualReturn2005	13.26%
Annual Return 2006	rr_AnnualReturn2006	10.50%
Annual Return 2007	rr_AnnualReturn2007	20.92%
Annual Return 2008	rr_AnnualReturn2008	(40.65%)
Annual Return 2009	rr_AnnualReturn2009	26.28%
Annual Return 2010	rr_AnnualReturn2010	9.96%
Annual Return 2011	rr_AnnualReturn2011	(7.54%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.46%)
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2002
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | C-Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.46%)
5 Years	rr_AverageAnnualReturnYear05	(1.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2002
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | C-Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2002
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.88%)
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2002
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | H-Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.88%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2002
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | H-Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2002